Vanguard® Managed Allocation Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Funds (31.3%)
Vanguard Total Stock Market Index Fund Investor Shares	1,731,736	187,131
Vanguard Small-Cap Value Index Fund Admiral Shares	1,107,098	80,475
Vanguard Value Index Fund Investor Shares	1,273,354	67,259
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,115,617	46,499
Vanguard High Dividend Yield Index Fund Admiral Shares	1,302,276	40,579
		421,943
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,358,687	34,036
International Stock Funds (26.5%)
Vanguard Total International Stock Index Fund Investor Shares	15,897,327	323,193
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,056,710	33,466
		356,659
U.S. Bond Fund (11.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,944,451	155,062
International Bond Funds (6.9%)
Vanguard Total International Bond Index Fund Investor Shares	4,665,829	53,144
Vanguard Emerging Markets Bond Fund Investor Shares	3,365,438	39,981
		93,125
Alternative Funds (21.2%)
Vanguard Alternative Strategies Fund Investor Shares	6,416,972	109,217
Vanguard Commodity Strategy Fund Admiral Shares	3,021,363	107,893
Vanguard Market Neutral Fund Investor Shares	6,829,314	68,907
		286,017
Total Investment Companies (Cost $1,006,812)		1,346,842
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $1,022)	10,223	1,022
Total Investments (100.0%) (Cost $1,007,834)		1,347,864
Other Assets and Liabilities—Net (0.0%)		(610)
Net Assets (100%)		1,347,254
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2021 Market Value ($000)
Vanguard Alternative Strategies Fund	129,560	7,431	28,036	(5,088)	5,350	—	—	109,217
Vanguard Commodity Strategy Fund	100,104	15,645	38,672	5,006	25,810	—	—	107,893
Vanguard Dividend Appreciation Index Fund	39,311	7,055	3,719	313	3,539	555	—	46,499
Vanguard Emerging Markets Bond Fund	32,872	10,107	2,157	(12)	(829)	859	—	39,981
Vanguard Emerging Markets Stock Index Fund	26,040	9,591	1,750	572	(987)	479	—	33,466
Vanguard Global Minimum Volatility Fund	32,525	1,000	1,283	326	1,468	—	—	34,036
Vanguard High Dividend Yield Index Fund	39,358	842	4,468	712	4,135	841	—	40,579
Vanguard Market Liquidity Fund	8,214	NA1	NA1	—	—	—	—	1,022
Vanguard Market Neutral Fund	75,602	1,770	17,232	(514)	9,281	—	—	68,907
Vanguard Small-Cap Value Index Fund	64,892	17,418	13,471	2,295	9,341	919	—	80,475
Vanguard Total Bond Market II Index Fund	149,786	23,415	13,800	(154)	(4,185)	1,991	46	155,062
Vanguard Total International Bond Index Fund	52,349	6,139	4,000	202	(1,546)	317	—	53,144
Vanguard Total International Stock Index Fund	310,391	32,250	34,704	4,609	10,647	4,862	—	323,193
Vanguard Total Stock Market Index Fund	182,717	8,320	28,786	15,790	9,090	1,626	—	187,131
Vanguard Value Index Fund	65,614	2,054	8,927	2,492	6,026	1,054	—	67,259
Total	1,309,335	143,037	201,005	26,549	77,140	13,503	46	1,347,864
1	Not applicable—purchases and sales are for temporary cash investment purposes.